Investments (Selected Information Regarding Equity and Fixed Income Securities) (Detail) - USD ($) $ in Millions		3 Months Ended
		Mar. 31, 2019	Mar. 31, 2018
Schedule of Available-for-sale Securities [Line Items]
Proceeds from sales		$ 506	$ 419
Realized gains	[1]	43	36
Realized losses	[1]	23	19
Virginia Electric and Power Company
Schedule of Available-for-sale Securities [Line Items]
Proceeds from sales		253	218
Realized gains	[1]	10	18
Realized losses	[1]	$ 9	$ 5

[1]	Includes realized gains and losses recorded to the nuclear decommissioning trust regulatory liability.